Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds - Narrative (Details) - USD ($)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Amount at Risk by Product and Guarantee [Line Items]
Debt carrying value	$ 494,000,000	$ 494,000,000	$ 533,000,000
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock	125,000,000	125,000,000	125,000,000
Funding agreements	2,000,000,000.0	2,000,000,000.0	1,900,000,000
Fair Value
Net Amount at Risk by Product and Guarantee [Line Items]
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock	125,000,000	125,000,000	125,000,000
Medium term notes | Global Medium Term Note
Net Amount at Risk by Product and Guarantee [Line Items]
Debt face amount	23,000,000,000	23,000,000,000
Debt carrying value	$ 6,000,000,000.0	$ 6,000,000,000.0	$ 8,400,000,000
Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Interest rate assumptions		2.50%
Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Interest rate assumptions		6.00%
Interest-sensitive life
Net Amount at Risk by Product and Guarantee [Line Items]
Percentage of account values correspond to crediting rates that are at minimum guaranteed interest rates	80.00%	80.00%	80.00%
Interest-sensitive life | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Minimum guaranteed rates	2.50%
Interest-sensitive life | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Minimum guaranteed rates	6.00%
Interest-sensitive life | Average
Net Amount at Risk by Product and Guarantee [Line Items]
Minimum guaranteed rates	4.68%
Fixed annuity | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Minimum guaranteed rates	1.00%
Fixed annuity | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Minimum guaranteed rates	5.50%
Fixed annuity | Average
Net Amount at Risk by Product and Guarantee [Line Items]
Minimum guaranteed rates	2.02%
Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Percentage of account values correspond to crediting rates that are at minimum guaranteed interest rates	94.00%	94.00%	95.00%